INCOME TAX EXPENSE/(CREDIT) - ANALYSIS OF TAXATION CHARGES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Major components of tax expense (income) [abstract]
Applicable income tax rate	25.00%	25.00%		25.00%	25.00%
Current income tax	¥ 2,312			¥ 1,551	¥ 357,576
Deferred income tax (Note 12)	(277,935)			(134,196)	(96,448)
Income tax expense/(credit)	¥ (275,623)	$ (43,251)	[1]	¥ (132,645)	¥ 261,128

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.